Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the Rayonier Investment and Savings Plan for Salaried Employees (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering all eligible salaried employees of Rayonier Inc. and Subsidiaries (“Sponsor” or the “Company”). Salaried employees are eligible to participate in the Plan immediately and are, absent an election by the participant, automatically enrolled after completing 45 days of eligible service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Empower Retirement (“Empower”) serves as the record keeper and administers the Plan’s assets for the benefit of participants. The trust forming part of the Plan (the “Trust”) maintains the Plan’s investments in Rayonier Inc. common stock and is administered by Empower Trust Company, LLC.
Contributions
Participants may contribute up to 100 percent of eligible compensation, which includes their annual bonus. Contributions may be made on a before-tax basis, Roth after-tax basis, after-tax basis or a combination thereof.
The Company makes a standard matching contribution of 60 percent of the first six percent of each participant’s eligible compensation contributed to the Plan, with a matching true-up contribution made annually.
Employees may, at the Company’s discretion, receive a contribution (“enhanced retirement contribution”) of three percent of their eligible compensation in addition to the standard matching contribution each pay period. The compensation used to calculate the enhanced retirement contribution includes overtime and additional straight time in addition to base pay and annual bonus.
Each year, participants may contribute up to the maximum allowed by the Internal Revenue Code (“IRC”). In addition, the Plan allows for “catch-up” contributions by participants age 50 years and older as of the end of the Plan year. The Plan permits rollovers from other qualified plans into the Plan.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and the related Company contributions. Plan earnings and losses are allocated to participant accounts based upon account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested balance.
Vesting
Participants are immediately fully vested in their contributions plus actual earnings/losses thereon. Participants vest in the Company matching contributions and enhanced retirement contributions at a rate of 20 percent per year of service. Full vesting occurs after five years of service.
Forfeitures
Forfeited non-vested accounts may be used to reduce future employer contributions or to pay for administrative expenses related to the Plan. During 2025, forfeitures of $33,270 were utilized to reduce administrative expenses. An insignificant amount of interest income is earned on the funds held in this account. At December 31, 2025 and 2024, the balance in forfeited, non-vested accounts totaled $39,686 and $115,776, respectively, and remains available in money market, stable value, and guaranteed interest holdings.
Investment Options
Participants direct the investment of their contributions into various investment options offered by the Plan, as listed in the accompanying schedule of assets held at the end of the year.
Participants are prohibited from transferring into most mutual funds and similar investment options if they have transferred into and out of the same option within the previous 60 days.
Participants are prohibited from contributing or transferring into the Rayonier Inc. Common Stock Fund, but transfers out may occur at any time.
Notes Receivable from Participants
Participants may borrow a minimum of $1,000 from their individual accounts. Loan amounts may not exceed the lesser of (a) 50 percent of the participant’s vested balance or (b) $50,000 reduced by the participant’s highest outstanding loan balance, if any, during the prior one-year period. In no event may a participant borrow from enhanced retirement contributions provided by the Company. Loan terms range from one to five years or up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at the prime rate plus one percent. Principal and interest are paid ratably through semi-monthly payroll deductions. Loan transactions are treated as transfers between the investment funds and the loan fund.
Payment of Benefits and Withdrawals
Plan benefits are payable to participants at the time of termination or retirement, in the case of becoming disabled, or to their beneficiaries in the event of death, and are based on the fully vested balance of their account. Alternatively, a participant may elect to defer distribution until their required minimum distribution date as defined by the SECURE Act, provided the participant’s vested account balance exceeds $1,000. In the event of termination of employment before retirement, a participant’s account balance will be distributed in a lump sum, or if the balance exceeds $1,000, over future periods or deferred.
Withdrawals may be made from the principal portion of a participant’s after-tax account balance at any time. Withdrawals from before-tax account balances, Roth after-tax account balances, and earnings from after-tax account balances are allowable before attaining the age of 59-1/2 in the case of financial hardship. Existence of financial hardship is determined by Internal Revenue Service (“IRS”) criteria.